Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	¥ 1,222,183	$ 187,308	¥ 914,626	¥ 743,018
Technical services [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	5,156	790	3,429
Showself [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	549,763	84,256	530,111
Lehai [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	180,112	27,603	181,626
Haixiu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	321,468	49,267	199,460
Beelive [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue platforms [Line Items]
TOTAL	¥ 165,684	$ 25,392